                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                    811-4547

Exact name of registrant as specified in charter:      Voyageur Mutual Funds III

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               April 30

Date of reporting period:                              January 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE SELECT GROWTH FUND

January 31, 2005

                                                                                 NUMBER OF       MARKET
                                                                                  SHARES          VALUE
                                                                               ------------   -------------
COMMON STOCK- 97.73%
Basic Industry/Capital Goods - 2.44%
duPont (E.I.) deNemours                                                             281,100   $  13,369,116
                                                                                              -------------
                                                                                                 13,369,116
                                                                                              -------------
Business Services - 9.22%
+Accenture                                                                          205,600       5,355,880
Certegy                                                                             207,000       7,245,000
+Corillian                                                                          414,100       1,759,925
*+Fisher Scientific International                                                   131,600       8,310,540
+Huron Consulting Group                                                             294,400       6,959,616
Manpower                                                                            179,000       8,708,350
+United Rentals                                                                     717,500      12,204,675
                                                                                              -------------
                                                                                                 50,543,986
                                                                                              -------------
Consumer Non-Durables - 11.68%
+Bed Bath & Beyond                                                                  245,900       9,907,311
&+#EOS International Restricted                                                   3,735,100          37,351
Nordstrom                                                                           250,300      12,076,975
+Orange 21                                                                          282,300       2,710,080
PepsiCo                                                                             153,600       8,248,320
*PETsMART                                                                           261,400       7,902,122
Staples                                                                             494,400      16,186,656
+Williams-Sonoma                                                                    201,700       6,978,820
                                                                                              -------------
                                                                                                 64,047,635
                                                                                              -------------
Consumer Services - 12.04%
*+ASK Jeeves                                                                        245,300       6,956,708
+Educate                                                                            237,600       3,086,424
Marriott International Class A                                                      239,700      15,144,246
McDonald's                                                                          263,000       8,518,570
*+Mediacom Communications                                                         1,301,600       7,783,568
*Royal Caribbean Cruises                                                            280,000      14,840,000
Starwood Hotels & Resorts Worldwide                                                 167,000       9,667,630
                                                                                              -------------
                                                                                                 65,997,146
                                                                                              -------------
Financial - 21.00%
*+Affiliated Managers Group                                                         157,800      10,006,098
+AmeriTrade Holding                                                               1,253,600      16,209,048
+CapitalSource                                                                      598,200      14,123,502
+CB Richard Ellis Group                                                             249,000       8,712,510
City National                                                                        79,600       5,555,284
Eaton Vance                                                                         463,300      11,596,399
Lehman Brothers Holdings                                                             71,100       6,483,609
Northern Trust                                                                       78,800       3,438,832
PartnerRe                                                                           237,900      15,075,723
Radian Group                                                                        197,600       9,472,944
Schwab (Charles)                                                                    207,400       2,331,176
West Corp                                                                           266,000      12,121,620
                                                                                              -------------
                                                                                                115,126,745
                                                                                              -------------
Healthcare - 17.72%
+Animas                                                                             355,400       6,446,956
+Conceptus                                                                          315,000       2,208,150
*+CV Therapeutics                                                                   672,500      13,860,225
+First Horizon Pharmaceutical                                                       421,600       7,538,208
+Invitrogen                                                                         133,300       9,159,043
*Medicis Pharmaceutical Class A                                                     225,500       8,140,550
+Nektar Therapeutics                                                                518,700       8,740,095
+Pain Therapeutics                                                                  583,800       4,074,924
+Protein Design Labs                                                                699,700      14,112,949
+Wellpoint Health Networks                                                          100,300      12,186,450
Wyeth                                                                               269,700      10,688,211
                                                                                              -------------
                                                                                                 97,155,761
                                                                                              -------------

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
Technology - 21.53%
+Amdocs                                                                             190,600       5,670,350
Analog Devices                                                                      288,800      10,365,032
ASML Holding                                                                        631,400      10,373,902
+Broadcom Class A                                                                   193,000       6,143,190
+Cisco Systems                                                                      548,400       9,893,136
+#Convera                                                                           795,100       3,736,970
+Corning                                                                            494,900       5,414,206
+EMC                                                                              1,054,925      13,819,517
Henry (Jack) & Associates                                                           553,500      11,507,265
+InPhonic                                                                            59,100       1,486,365
*+Mercury Interactive                                                               284,000      12,430,680
+Micrel                                                                             407,000       3,516,480
+Network Appliance                                                                  295,700       9,415,088
+NII Holdings                                                                        75,000       4,035,000
*+Red Hat                                                                           581,200       6,306,020
+TTM Technologies                                                                   416,800       3,917,920
                                                                                              -------------
                                                                                                118,031,121
                                                                                              -------------
Transportation - 2.10%
+Marten Transport                                                                   485,250      11,495,573
                                                                                              -------------
                                                                                                 11,495,573
                                                                                              -------------
TOTAL COMMON STOCK (cost $442,584,998)                                                          535,767,083
                                                                                              -------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT
                                                                               ------------
SHORT-TERM INVESTMENTS - 2.80%
^Fannie Mae 2.251% 2/2/05                                                      $ 15,370,000      15,369,061
                                                                                              -------------
TOTAL SHORT-TERM INVESTMENTS (cost $15,369,061)                                                  15,369,061
                                                                                              -------------
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING
 COLLATERAL - 100.53%
 (cost $457,954,059)                                                                            551,136,144
                                                                                              -------------

                                                                                 NUMBER OF
                                                                                  SHARES
                                                                               ------------
SECURITIES LENDING COLLATERAL** -  6.45%
Investment Companies
Mellon GSL DBT II Collateral Fund                                                35,335,473      35,335,473
                                                                                              -------------
TOTAL SECURITIES LENDING COLLATERAL
(cost $35,335,473)                                                                               35,335,473
                                                                                              -------------

TOTAL MARKET VALUE OF SECURITIES - 106.98% (cost $493,289,532)                                  586,471,617++
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (6.45%)**                                  (35,335,473)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.53%)                            (2,919,064)
                                                                                              -------------
NET ASSETS APPLICABLE TO 26,404,826 SHARES OUTSTANDING - 100.00%                              $ 548,217,080
                                                                                              -------------

+Non-income producing security for the period ended January 31, 2004. ++Includes $33,972,863 of securities loaned.
*Fully or partially on loan.
**See Note 3 in "Notes".
#Restricted Security-Investment in a security not registered under the Securities Act of 1933.
This security has certain restrictions on resale which may limit its liquidity. At January 31, 2005, the aggregate amount of the restricted security equals $3,774,321 or 0.69% of the Fund's net assets.
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
&Security is being fair valued in accordance with the Fund's fair valuation policy. See Note #1 in "Notes". At January 31, 2005, 1 security was being fair valued which represented 0.01% of the Fund's net assets.

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Voyageur Mutual Funds III - Delaware Select Growth Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare a special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                  $  458,226,573
                                               --------------
Aggregate unrealized appreciation                 106,849,334
Aggregate unrealized depreciation                 (13,939,763)
                                               --------------
Net unrealized appreciation                    $   92,909,571
                                               --------------

For federal income tax purposes, at April 30, 2004, capital loss carryforwards of $909,537,916, may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $22,409,888 expires in 2008, $166,380,616 expires in 2009, $504,089,842 expires in 2010, $198,127,159 expires in 2011 and $18,530,411 expires in 2012.

3.  SECURITIES LENDING

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. ("Mellon"). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in the Mellon GSL DBT II Collateral Fund (Collateral Fund), a collective investment vehicle to be utilized by Mellon for the purpose of investment and reinvestment of cash collateral on behalf of its clients in its securities lending program. The Collateral Fund invests in high quality, short-term investments with a weighted average maturity not to exceed 90 days. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to changes in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At January 31, 2005, the market value of the securities on loan was $33,972,863, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISK

The Fund invests a significant portion of its assets in small- and medium-sized companies and may be subject to certain risks associated with ownership of securities of small- and medium-sized companies. Investments in small- and medium-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Restricted securities held by the Fund are as follows:

                               Date of
                               Purchase      Shares       Cost       Fair Value
                               --------    ---------   -----------   -----------
PRIVATE PLACEMENT SECURITIES
Convera                        7/29/03       795,100   $ 2,862,360   $ 3,736,970
EOS International              1/13/03     3,735,100     1,867,550        37,351
                                                                     -----------
                                                                     $ 3,774,321
                                                                     -----------

ITEM 2. CONTROLS AND PROCEDURES.

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.      I have reviewed this report on Form N-Q of Voyageur Mutual Funds III;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  March 31, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.      I have reviewed this report on Form N-Q of Voyageur Mutual Funds III;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  March 31, 2005

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS III


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  March 31, 2005


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  March 31, 2005


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  March 31, 2005